Investment Portfolioas of December 31, 2022 (Unaudited)
DWS Short Duration Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 56.7%
Communication Services 4.4%
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	3,920,404
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	1,500,000	1,299,750
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,258,315
Discovery Communications LLC, 3.45%, 3/15/2025	2,235,000	2,120,010
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	666,667	663,133
Expedia Group, Inc.:
3.8%, 2/15/2028	800,000	734,398
4.625%, 8/1/2027	2,849,000	2,733,196
144A, 6.25%, 5/1/2025	3,200,000	3,227,126
Gen Digital, Inc., 144A, 6.75%, 9/30/2027	1,035,000	1,014,300
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	264,000	251,328
Level 3 Financing, Inc., 144A, 3.4%, 3/1/2027	1,195,000	1,009,758
Meituan, 144A, 2.125%, 10/28/2025 (a)	720,000	637,336
Meta Platforms, Inc., 3.5%, 8/15/2027 (a)	2,940,000	2,740,080
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	380,000	315,297
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	958,975
Sprint LLC, 7.625%, 3/1/2026	850,000	894,460
Tencent Holdings Ltd.:
144A, 1.81%, 1/26/2026	3,000,000	2,704,710
144A, 3.28%, 4/11/2024	8,000,000	7,805,234
144A, 3-month USD-LIBOR + 0.605%, 4.832% (b), 1/19/2023	1,180,000	1,179,528
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	889,108
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	1,350,000	1,237,155
3.5%, 4/15/2025	6,655,000	6,400,148
		43,993,749
Consumer Discretionary 4.9%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,840,434
Aptiv PLC, 2.396%, 2/18/2025	2,770,000	2,612,088
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,409,000	1,377,301
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,360,000	1,229,457
General Motors Financial Co., Inc.:
2.9%, 2/26/2025	4,000,000	3,788,620
3.5%, 11/7/2024	1,300,000	1,251,818
3-month USD-LIBOR + 0.99%, 4.738% (b), 1/5/2023	4,000,000	3,999,696
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,171,811
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,619,535
144A, 1.25%, 9/18/2023	4,685,000	4,540,556
144A, 2.375%, 2/10/2023	2,089,000	2,084,292
KFC Holding Co., 144A, 4.75%, 6/1/2027	300,000	288,000
Kia Corp., 144A, 1.0%, 4/16/2024	1,130,000	1,063,611
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	294,100
Las Vegas Sands Corp., 3.2%, 8/8/2024	1,660,000	1,569,017
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	455,105
Newell Brands, Inc., 6.375%, 9/15/2027	1,090,000	1,081,825

Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	435,316
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	2,061,063
144A, 9.25%, 1/15/2029	310,000	318,556
144A, 11.5%, 6/1/2025	295,000	316,388
Sands China Ltd., 5.625%, 8/8/2025	1,040,000	994,273
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	978,192
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,220,001
Volkswagen Group of America Finance LLC, 144A, 3.95%, 6/6/2025	3,000,000	2,903,144
Warnermedia Holdings, Inc., 144A, 3.428%, 3/15/2024	1,720,000	1,669,721
Williams Scotsman International, Inc., 144A, 6.125%, 6/15/2025	653,000	646,470
		48,810,390
Consumer Staples 1.4%
Albertsons Companies, Inc, 144A, 3.5%, 2/15/2023	1,120,000	1,112,980
Coty, Inc., 144A, 5.0%, 4/15/2026	1,135,000	1,076,289
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	4,000,000	3,803,978
JBS U.S.A. Lux SA:
144A, 2.5%, 1/15/2027	960,000	839,731
144A, 5.125%, 2/1/2028	3,850,000	3,647,385
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,730,000	1,580,086
Philip Morris International, Inc., 5.125%, 11/17/2027	1,980,000	1,994,461
		14,054,910
Energy 5.2%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,024,532
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	523,869
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	729,527
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	493,958
Canadian Natural Resources Ltd.:
3.8%, 4/15/2024	750,000	734,964
3.9%, 2/1/2025	2,500,000	2,429,822
CNX Resources Corp., 144A, 7.25%, 3/14/2027	1,010,000	1,002,425
DCP Midstream Operating LP, 5.375%, 7/15/2025	1,120,000	1,109,584
Ecopetrol SA, 5.875%, 9/18/2023	2,000,000	1,987,073
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	1,095,000	1,048,484
Energy Transfer LP:
4.05%, 3/15/2025	750,000	726,446
4.2%, 4/15/2027	4,497,000	4,243,855
4.25%, 3/15/2023	880,000	877,848
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	811,274
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026	1,500,000	1,461,128
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	2,002,894
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,431,721
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,983,647
ONEOK Inc., 2.75%, 9/1/2024	4,604,000	4,407,566
ONEOK Partners LP, 4.9%, 3/15/2025	1,000,000	985,510
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	993,929
Pertamina Persero PT, 144A, 4.3%, 5/20/2023	2,000,000	1,980,000
Petroleos Mexicanos:
3.5%, 1/30/2023	1,000,000	995,000
4.625%, 9/21/2023 (a)	1,000,000	984,850
4.875%, 1/18/2024 (a)	1,000,000	977,500
Plains All American Pipeline LP:
3.6%, 11/1/2024	2,022,000	1,954,905
3.85%, 10/15/2023	4,000,000	3,943,757
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024 (a)	1,220,000	1,146,312
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	888,000	853,602

Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,332,274
Western Midstream Operating LP, 3-month USD-LIBOR + 1.1%, 5.041% (b), 1/13/2023	2,000,000	1,997,000
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,285,774
		51,461,030
Financials 21.0%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	7,000,000	6,158,471
2.45%, 10/29/2026	2,110,000	1,845,072
4.875%, 1/16/2024	1,410,000	1,396,548
6.5%, 7/15/2025	1,175,000	1,190,602
Air Lease Corp.:
3.75%, 6/1/2026	5,000,000	4,683,292
4.125%, Perpetual (c)	2,000,000	1,370,000
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,089,282
4.4%, 9/25/2023	2,534,000	2,508,756
144A, 5.25%, 8/11/2025	2,000,000	1,923,476
Alfa SAB de CV, REG S, 5.25%, 3/25/2024	1,250,000	1,240,625
Ally Financial, Inc.:
1.45%, 10/2/2023	2,500,000	2,423,524
7.1%, 11/15/2027 (a)	5,000,000	5,086,815
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,442,703
144A, 4.25%, 4/15/2026	1,230,000	1,115,058
144A, 5.125%, 10/1/2023	670,000	662,469
Banco de Credito del Peru S.A.:
REG S, 2.7%, 1/11/2025 (a)	1,000,000	946,530
144A, 4.25%, 4/1/2023	1,000,000	997,000
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,897,214
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,335,825
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	953,750
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	2,940,176
Bank of America Corp.:
4.0%, 1/22/2025	750,000	734,070
4.2%, 8/26/2024	3,000,000	2,953,587
6.22%, 9/15/2026	3,000,000	3,100,234
Barclays PLC:
1.007%, 12/10/2024	5,000,000	4,759,535
4.375%, Perpetual (c)	3,000,000	2,287,500
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	1,938,469
Blackstone Secured Lending Fund, 3.625%, 1/15/2026	5,385,000	4,953,423
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,422,105
BPCE SA:
144A, 4.875%, 4/1/2026	500,000	475,825
144A, 5.7%, 10/22/2023	2,000,000	1,984,928
Canadian Imperial Bank of Commerce, 3.945%, 8/4/2025	6,000,000	5,860,056
Capital One Financial Corp.:
2.636%, 3/3/2026	10,000,000	9,366,465
4.985%, 7/24/2026	1,940,000	1,900,054
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	1,991,840
Citigroup, Inc.:
4.4%, 6/10/2025	7,000,000	6,870,531
5.5%, 9/13/2025	750,000	754,591
Corebridge Financial, Inc., 144A, 3.5%, 4/4/2025	2,040,000	1,955,697
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	934,060

Credit Suisse Group AG:
144A, 2.193%, 6/5/2026	1,390,000	1,187,188
144A, 2.593%, 9/11/2025	1,180,000	1,043,191
144A, 3-month USD-LIBOR + 1.24%, 5.975% (b), 6/12/2024	2,675,000	2,533,225
Danske Bank AS:
144A, 3.244%, 12/20/2025	1,120,000	1,048,190
144A, 3.773%, 3/28/2025	4,000,000	3,875,797
Discover Bank, 4.682%, 8/9/2028	2,500,000	2,399,450
Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,070,683
Goldman Sachs Group, Inc., 0.925%, 10/21/2024	3,780,000	3,621,241
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	1,823,278
4.25%, 3/14/2024	3,000,000	2,946,748
4.7%, Perpetual (a) (c)	3,000,000	2,377,178
6.0%, Perpetual (c)	500,000	458,905
7.336%, 11/3/2026	3,000,000	3,120,216
ING Bank NV, 144A, 5.8%, 9/25/2023	1,125,000	1,123,535
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	1,340,000	1,366,626
JPMorgan Chase & Co.:
2.301%, 10/15/2025	4,000,000	3,769,410
SOFR + 0.58%, 4.903% (b), 6/23/2025	6,000,000	5,898,180
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,747,668
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,788,621
Kookmin Bank, 144A, 1.75%, 5/4/2025	800,000	739,310
Lloyds Banking Group PLC:
2.438%, 2/5/2026	2,880,000	2,681,353
4.716%, 8/11/2026	1,440,000	1,408,945
Macquarie Group Ltd.:
144A, 5.108%, 8/9/2026	3,000,000	2,987,392
144A, SOFR + 0.92%, 5.243% (b), 9/23/2027	6,000,000	5,701,049
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	2,942,247
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,245,681
Morgan Stanley, 0.791%, 1/22/2025	6,000,000	5,676,296
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,355,731
5.099%, 7/3/2025	3,000,000	2,966,980
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	1,750,000	1,745,681
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,416,397
Samba Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	954,904
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,483,213
144A, 4.25%, 9/14/2023	2,980,000	2,953,739
Standard Chartered PLC:
144A, 1.214%, 3/23/2025	1,180,000	1,110,718
144A, 1.822%, 11/23/2025	1,010,000	922,477
144A, 4.75%, Perpetual (c)	635,000	486,242
144A, 7.776%, 11/16/2025	1,560,000	1,606,640
Sumitomo Mitsui Financial Group, Inc., 3.784%, 3/9/2026	5,000,000	4,809,315
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	981,451
Synchrony Financial:
4.375%, 3/19/2024	180,000	176,759
4.875%, 6/13/2025	5,000,000	4,871,796
UBS Group AG, 144A, 4.49%, 8/5/2025	3,430,000	3,371,094
		209,244,898
Health Care 2.3%
Anthem, Inc., 2.375%, 1/15/2025	1,400,000	1,328,967
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	985,526

Bayer U.S. Finance LLC, 144A, 3.375%, 10/8/2024	1,745,000	1,686,212
CVS Pass-Through Trust, 6.036%, 12/10/2028	814,506	802,311
HCA, Inc.:
144A, 3.125%, 3/15/2027	3,000,000	2,727,535
5.25%, 6/15/2026	1,000,000	987,930
Laboratory Corp. of America Holdings, 3.25%, 9/1/2024	859,000	832,353
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	324,932
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,443,488
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	380,000	321,102
Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	1,115,000	1,054,392
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	580,000	524,262
6.0%, 4/15/2024	1,160,000	1,136,896
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,388,084
		22,543,990
Industrials 4.2%
Albemarle Corp., 4.65%, 6/1/2027	5,000,000	4,875,877
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	945,000	780,504
Block, Inc., 2.75%, 6/1/2026	420,000	375,228
Boeing Co.:
4.875%, 5/1/2025	4,365,000	4,331,577
5.04%, 5/1/2027	5,000,000	4,944,888
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,145,000	1,084,887
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,842,135
144A, 4.5%, 10/20/2025	520,000	507,303
Enersys, 144A, 5.0%, 4/30/2023	240,000	239,026
Global Payments, Inc.:
2.15%, 1/15/2027	4,200,000	3,663,875
4.95%, 8/15/2027	910,000	882,702
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	325,000	294,125
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,114,400
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	1,918,938
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	255,000	226,950
Marriott International, Inc., 5.0%, 10/15/2027	1,910,000	1,884,656
Penske Truck Leasing Co.:
144A, 4.0%, 7/15/2025	2,550,000	2,439,739
144A, 4.4%, 7/1/2027	2,440,000	2,315,423
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,512,757
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,405,901
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	1,070,000	1,075,232
TransDigm, Inc., 144A, 6.25%, 3/15/2026	1,600,000	1,577,904
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	379,692
		41,673,719
Information Technology 3.4%
Broadcom, Inc., 4.11%, 9/15/2028	2,261,000	2,102,719
CDW LLC, 4.125%, 5/1/2025	560,000	543,805
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,368,906
DXC Technology Co., 1.8%, 9/15/2026	4,510,000	3,927,563
Fidelity National Information Services, Inc., 4.5%, 7/15/2025	2,020,000	1,980,720
HP, Inc., 2.2%, 6/17/2025	4,190,000	3,914,571
Microchip Technology, Inc.:
0.972%, 2/15/2024	5,000,000	4,748,139
0.983%, 9/1/2024	1,570,000	1,453,758
2.67%, 9/1/2023	1,250,000	1,226,694
4.25%, 9/1/2025	170,000	165,026

NXP BV:
2.7%, 5/1/2025	190,000	178,834
4.4%, 6/1/2027	1,380,000	1,322,583
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,170,000
Oracle Corp., 2.5%, 4/1/2025	2,040,000	1,923,468
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,302,375
Seagate HDD Cayman, 4.875%, 3/1/2024	1,800,000	1,764,358
Take-Two Interactive Software, Inc., 3.3%, 3/28/2024	1,810,000	1,767,673
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,336,434
		33,197,626
Materials 3.4%
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	2,907,922
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	2,000,000	1,932,060
Celanese U.S. Holdings LLC:
3.5%, 5/8/2024	720,000	695,541
5.9%, 7/5/2024	6,090,000	6,088,039
Chemours Co., 5.375%, 5/15/2027	1,190,000	1,098,894
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027 (a)	1,060,000	1,012,644
CNAC HK Finbridge Co., Ltd., REG S, 3.375%, 6/19/2024	1,000,000	970,100
First Quantum Minerals Ltd., 144A, 6.875%, 3/1/2026	1,715,000	1,624,142
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,730,000	1,565,804
144A, 1.625%, 4/27/2026	1,480,000	1,304,017
144A, 4.125%, 3/12/2024	3,480,000	3,424,199
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	336,086
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,475,158
REG S, 4.75%, 5/15/2025	500,000	491,719
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,375,458
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,219,045
Novelis Corp., 144A, 3.25%, 11/15/2026	1,180,000	1,057,882
Nucor Corp., 2.0%, 6/1/2025	630,000	586,301
Olin Corp., 5.125%, 9/15/2027	1,045,000	987,525
POSCO Holdings, Inc., 144A, 4.0%, 8/1/2023	2,000,000	1,982,880
Tronox, Inc., 144A, 4.625%, 3/15/2029	1,230,000	1,022,437
		34,157,853
Real Estate 3.1%
American Tower Corp.:
(REIT), 2.4%, 3/15/2025	2,000,000	1,881,546
(REIT), 2.95%, 1/15/2025	4,000,000	3,815,026
Digital Realty Trust LP, (REIT), 5.55%, 1/15/2028	2,030,000	2,043,422
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	4,500,000	4,024,217
(REIT), 1.25%, 7/15/2025	517,000	467,479
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	450,000	440,966
(REIT), 4.75%, 10/1/2024	890,000	883,315
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,330,000	1,030,748
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,385,638
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	230,000	204,835
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	875,000
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	985,000
REG S, (REIT), 5.25%, 12/15/2024	991,000	976,135
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,723,463

VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	2,140,000	2,017,656
144A, (REIT), 4.625%, 6/15/2025	3,462,000	3,319,192
		31,073,638
Utilities 3.4%
Calpine Corp., 144A, 5.25%, 6/1/2026	663,000	631,526
CenterPoint Energy, Inc., SOFR + 0.65%, 4.776% (b), 5/13/2024	3,260,000	3,222,042
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,029,294
Duke Energy Ohio, Inc., 6.9%, 6/1/2025	1,000,000	1,042,139
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,725,945
Israel Electric Corp. Ltd., 144A, 6.875%, 6/21/2023	1,048,000	1,052,708
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	866,863
Nextera Energy Capital Holdings, Inc., SOFR + 0.4%, 4.465% (b), 11/3/2023	7,000,000	6,971,327
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	829,351
NRG Energy, Inc., 144A, 3.75%, 6/15/2024	5,141,000	4,951,482
Pacific Gas and Electric Co., 1.7%, 11/15/2023	1,630,000	1,577,547
Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	2,181,000	2,106,258
Southern California Edison Co., Series E, 3.7%, 8/1/2025	800,000	773,985
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	6,622,000	6,350,899
		34,131,366
Total Corporate Bonds (Cost $593,495,510)		564,343,169

Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	101,342	97,691
4.5%, 4/1/2023	508	505
Government National Mortgage Association:
6.0%, with various maturities from 9/15/2023 until 1/15/2039	25,440	26,423
7.0%, 6/20/2038	1,935	2,090
Total Mortgage-Backed Securities Pass-Throughs (Cost $138,730)		126,709

Asset-Backed 16.3%
Automobile Receivables 5.9%
Americredit Automobile Receivables Trust, “D”, Series 2018-2, 4.01%, 7/18/2024	365,623	364,996
AmeriCredit Automobile Receivables Trust, “C”, Series 2020-2, 1.48%, 2/18/2026	1,110,000	1,052,277
Avis Budget Rental Car Funding AESOP LLC, “B”, Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	897,360
Canadian Pacer Auto Receivables Trust, “C”, Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,083,328
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	705,550
Carvana Auto Receivables Trust, “A3”, Series 2022-P2, 4.13%, 4/12/2027	1,500,000	1,460,629
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,008,116
CPS Auto Receivables Trust:
“C”, Series 2020-C, 144A, 1.71%, 8/17/2026	218,790	217,403
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	1,667,000	1,556,325
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	2,000,000	1,926,876
“B”, Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	412,014
“E”, Series 2019-B, 144A, 5.0%, 3/17/2025	1,660,000	1,655,175
“E”, Series 2018-B, 144A, 5.61%, 12/16/2024	1,910,639	1,906,132
“E”, Series 2019-A, 144A, 5.81%, 3/16/2026	2,000,000	1,993,719
“E”, Series 2018-D, 144A, 5.82%, 6/16/2025	2,437,857	2,434,729
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	1,500,000	1,512,697
Exeter Automobile Receivables Trust, “D”, Series 2020-2A, 144A, 4.73%, 4/15/2026	2,500,000	2,474,822

Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	654,253
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	730,067
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,049,820
“C”, Series 2020-1, 144A, 2.24%, 1/15/2026	2,235,000	2,201,621
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	393,787	391,447
“E”, Series 2019-3, 144A, 3.84%, 12/15/2026	3,000,000	2,789,936
Ford Credit Auto Owner Trust, “C”, Series 2021-2, 144A, 2.11%, 5/15/2034	1,458,000	1,246,339
Foursight Capital Automobile Receivables Trust, “C”, Series 2020-1, 144A, 2.41%, 8/15/2025	1,858,862	1,848,846
GLS Auto Receivables Trust, “B”, Series 2022-2A, 144A, 4.7%, 9/15/2026	1,586,000	1,550,331
GMF Floorplan Owner Revolving Trust, “C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	671,435
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	916,124
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	3,500,000	3,152,819
“C”, Series 2022-3A, 144A, 4.35%, 3/25/2025	500,000	487,093
JPMorgan Chase Bank NA:
“B”, Series 2021-3, 144A, 0.76%, 2/26/2029	374,947	353,397
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	937,367	881,840
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	199,972	187,600
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	599,003	578,220
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	547,402	520,624
“D”, Series 2021-1, 144A, 1.174%, 9/25/2028	943,884	907,342
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	183,862	179,650
“E”, 2021-3, 144A, 2.102%, 2/26/2029	499,929	469,887
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	377,147	360,155
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	240,327	231,751
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	303,149	297,181
“E”, Series 2020-1, 144A, 3.715%, 1/25/2028	466,677	462,007
Onemain Direct Auto Receivable, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,518,945
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	636,582
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	587,016
Santander Bank Auto Credit Linked Notes, “B”, Series 2022-A, 144A, 5.281%, 5/15/2032	1,772,156	1,730,103
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	525,796	505,728
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	354,912	342,651
Santander Consumer Auto Receivables Trust:
“B”, Series 2021-BA, 144A, 1.45%, 10/16/2028	147,599	144,986
“B”, Series 2020-AA, 144A, 2.26%, 12/15/2025	518,719	517,320
“C”, Series 2021-CA, 144A, 2.97%, 6/15/2028	487,336	475,071
“C”, Series 2021-BA, 144A, 3.09%, 3/15/2029	1,000,000	955,005
Santander Drive Auto Receivables Trust:
“C”, Series 2020-4, 1.01%, 1/15/2026	749,413	741,867
“C”, Series 2022-1, 2.56%, 4/17/2028	800,000	764,275
“C”, Series 2022-5, 4.74%, 10/16/2028	875,000	845,818
Skopos Auto Receivables Trust, “C”, Series 2019-1A, 144A, 3.63%, 9/16/2024	37,882	37,836
Tesla Auto Lease Trust, “C”, Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	992,669
World Omni Select Auto Trust, “C”, Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,482,687
		59,060,492
Credit Card Receivables 1.5%
Brex, Inc., “A”, Series 2022-1, 144A, 4.63%, 7/15/2025	2,000,000	1,936,496
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,775,806
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,914,194
Genesis Sales Finance Master Trust, “A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,638,785

Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	814,381
Mercury Financial Credit Card Master Trust:
“A”, Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,339,193
“A”, Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,376,796
		14,795,651
Home Equity Loans 0.2%
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1-month USD-LIBOR + 1.05%, 5.439% (b), 12/25/2034	395,501	357,048
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1-month USD- LIBOR + 1.04%, 5.429% (b), 6/25/2034	1,508,945	1,372,621
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,029	19,049
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	106,441
Southern Pacific Secured Asset Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	153	148
		1,855,307
Miscellaneous 8.7%
American Homes 4 Rent Trust:
“D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	367,000	350,185
“C”, Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,400,000	1,361,321
Apidos CLO XXXII, “A2”, Series 2019-32A, 144A, 3-month USD-LIBOR + 1.65%, 5.893% (b), 1/20/2033	2,500,000	2,408,962
Applebee's Funding LLC, “A2I”, Series 2019-1A, 144A, 4.194%, 6/5/2049	2,772,000	2,723,734
Atrium XIV LLC, “B”, Series 14A, 144A, 3-month USD-LIBOR + 1.7%, 5.779% (b), 8/23/2030	4,250,000	4,137,876
Babson CLO Ltd., “A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 5.775% (b), 7/23/2030	1,500,000	1,432,959
Ballyrock CLO Ltd., “BR”, Series 2020-2A, 144A, 3-month USD-LIBOR + 1.95%, 6.193% (b), 10/20/2031	7,500,000	7,037,430
Barings CLO Ltd. , “CR”, Series 2013-IA, 144A, 3-month USD-LIBOR + 1.5%, 5.743% (b), 1/20/2028	2,250,000	2,187,126
Battalion CLO XV Ltd., “B”, Series 2020-15A, 144A, 3-month USD-LIBOR + 1.7%, 5.779% (b), 1/17/2033	5,000,000	4,772,100
Carlyle Global Market Strategies CLO Ltd., “BR2”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.4%, 5.479% (b), 4/17/2031	4,000,000	3,822,380
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,949,382	2,459,038
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,784,591	3,303,103
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1-month USD-LIBOR + 0.14%, 4.458% (b), 1/15/2037	656,668	602,548
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.024% (b), 12/25/2036	1,815,032	1,408,463
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,418,750	2,243,040
Dell Equipment Finance Trust, “C”, Series 2020-2, 144A, 1.37%, 1/22/2024	1,500,000	1,470,273
Domino's Pizza Master Issuer LLC:
“A2”, Series 2019-1A, 144A, 3.668%, 10/25/2049	1,945,000	1,680,169
“A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	960,000	908,718
Dryden 50 Senior Loan Fund, “B”, Series 2017-50A, 144A, 3-month USD-LIBOR + 1.65%, 5.729% (b), 7/15/2030	500,000	484,322
FirstKey Homes Trust, “B”, Series 2022-SFR1, 144A, 4.493%, 5/17/2039	1,000,000	925,718
Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 3-month term SOFR + 1.612%, 5.475% (b), 4/17/2031	2,500,000	2,385,440
Hilton Grand Vacations Trust:
“A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	336,204	314,017
“B”, Series 2017-AA, 144A, 2.96%, 12/26/2028	220,861	215,744
Hotwire Funding LLC, “A2”, Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,100,039
HPEFS Equipment Trust, “C”, Series 2020-2A, 144A, 2.0%, 7/22/2030	1,446,736	1,439,809
Jersey Mike's Funding, “A2I”, Series 2021-1A, 144A, 2.891%, 2/15/2052	1,990,000	1,676,177

LCM LP, “BR2”, Series 16A, 144A, 3-month USD-LIBOR + 1.75%, 5.829% (b), 10/15/2031	2,120,000	2,035,978
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	283,981	257,092
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	193,205	175,944
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	527,563	493,650
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	193,205	177,489
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	1,028,323	968,885
Neuberger Berman CLO XVII Ltd., “A2R2”, Series 2014-18A, 144A, 3-month USD- LIBOR + 1.7%, 5.978% (b), 10/21/2030	1,800,000	1,736,618
Neuberger Berman Loan Advisers CLO Ltd., “A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 5.627% (b), 10/19/2031	2,000,000	1,936,432
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	924,204
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-FHT1, 144A, 3.104%, 7/25/2026	1,067,355	931,536
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,524,410	1,342,063
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	608,315	554,380
Progress Residential Trust, “E”, Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	472,401
Regatta XVIII Funding Ltd., “B”, Series 2021-1A, 144A, 3-month USD-LIBOR + 1.45%, 5.529% (b), 1/15/2034	3,000,000	2,840,076
RR 17 Ltd., “B”, Series 2021-17A, 144A, 3-month USD-LIBOR + 1.9%, 5.979% (b), 7/15/2034	7,000,000	6,520,311
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	389,246	362,316
Taco Bell Funding LLC, “A2I”, Series 2021-1A, 144A, 1.946%, 8/25/2051	4,455,000	3,764,577
Towd Point Mortgage Trust, “A1”, Series 2019-MH1, 144A, 3.0%, 11/25/2058	505,785	495,638
Transportation Finance Equipment Trust, “C”, Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,228,126
Voya CLO Ltd., “A3R”, Series 2016-3A, 144A, 3-month USD-LIBOR + 1.75%, 5.944% (b), 10/18/2031	4,500,000	4,290,372
Zais CLO13 Ltd., “A1A”, Series 2019-13A, 144A, 3-month USD-LIBOR + 1.49%, 5.569% (b), 7/15/2032	2,500,000	2,450,607
		86,809,386
Total Asset-Backed (Cost $172,632,068)		162,520,836

Commercial Mortgage-Backed Securities 10.1%
20 Times Square Trust, “B”, Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	2,500,000	2,413,644
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 5.748% (b), 6/15/2035	3,500,000	3,324,012
BAMLL Commercial Mortgage Securities Trust:
“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 5.468% (b), 9/15/2034	3,500,000	3,385,320
“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 5.668% (b), 9/15/2034	1,000,000	957,161
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 5.658% (b), 10/15/2034	1,500,000	1,458,452
BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.25%, 5.568% (b), 7/15/2035	2,500,000	2,400,173
BPR Trust:
“B”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 5.468% (b), 9/15/2038	506,000	472,211
“C”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 6.018% (b), 9/15/2038	340,000	312,330
“C”, Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 6.868% (b), 2/15/2029	1,431,100	1,386,455
BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 5.618% (b), 4/15/2034	3,500,000	3,377,014
“D”, Series 2020-VKNG, 144A, 1-month term SOFR + 1.814%, 6.15% (b), 10/15/2037	1,176,000	1,107,344
BX Trust, “D”, Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 6.213% (b), 10/15/2036	1,725,000	1,595,222

BXP Trust:
“A”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 5.168% (b), 11/15/2034	500,000	478,578
“B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 5.418% (b), 11/15/2034	3,960,000	3,728,875
Citigroup Commercial Mortgage Trust:
“A3”, Series 2016-C2, 2.575%, 8/10/2049	2,000,000	1,812,471
“AS”, Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,490,503
“B”, Series 2019-PRM, 144A, 3.644%, 5/10/2036	2,005,000	1,973,242
“B”, Series 2013-GC11, 3.732%, 4/10/2046	500,000	496,292
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	857,150
“C”, Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	2,912,925
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 1-month USD-LIBOR + 2.1%, 6.418% (b), 11/15/2037	4,914,953	4,748,359
COMM Mortgage Trust:
“AM”, Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,200,000	1,190,753
“B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	2,800,000	2,784,637
“B”, Series 2013-CR10, 144A, 4.869% (b), 8/10/2046	2,850,000	2,798,056
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	896,813
“B”, Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 6.318% (b), 10/15/2037	2,756,000	2,617,498
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 7.818% (b), 12/15/2035	1,500,000	1,494,331
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	910,604
DBGS Mortgage Trust, “B”, Series 2018-5BP, 144A, 1-month USD-LIBOR + 0.98%, 5.298% (b), 6/15/2033	2,500,000	2,305,259
DBWF Mortgage Trust, “C”, Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.75%, 6.189% (b), 12/19/2030	250,000	239,340
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P”, Series KL05, Interest Only, 0.892% (b), 6/25/2029	17,800,000	870,646
“X1”, Series K058, Interest Only, 0.915% (b), 8/25/2026	22,596,130	613,356
“X1”, Series K722, Interest Only, 1.373% (b), 3/25/2023	3,015,444	840
Fontainebleau Miami Beach Trust, “D”, Series 2019 -FBLU, 144A, 3.963% (b), 12/10/2036	5,000,000	4,653,589
Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 5.928% (b), 1/25/2051	615,635	576,136
“M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 7.678% (b), 1/25/2051	1,808,000	1,614,678
GS Mortgage Securities Corp. Trust, “B”, 2021-IP, 144A, 1-month USD-LIBOR + 1.15%, 5.468% (b), 10/15/2036	3,000,000	2,778,175
GS Mortgage Securities Trust, “AS”, Series 2013-GC13, 144A, 4.078% (b), 7/10/2046	1,000,000	987,825
GSCG Trust, “C”, Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	886,248
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 5.668% (b), 11/15/2036	3,239,426	3,117,115
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	888,917
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1-month USD-LIBOR + 1.21%, 5.528% (b), 6/15/2035	4,312,431	3,933,167
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 5.868% (b), 12/15/2037	468,750	438,891
Morgan Stanley Capital I Trust, “B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 5.518% (b), 7/15/2035	1,568,800	1,525,400
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	4,495,774
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.79% (b), 11/15/2032	2,000,000	1,750,746
NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 5.718% (b), 12/15/2035	500,000	456,669

One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 5.568% (b), 1/15/2036	2,378,000	2,219,856
“B”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.5%, 5.818% (b), 1/15/2036	1,166,000	1,075,425
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 6.318% (b), 7/15/2038	2,362,000	2,141,063
STWD Mortgage Trust, “B”, Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 5.974% (b), 11/15/2036	500,000	475,392
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.032% (b), 12/15/2050	25,363,415	919,480
“XA”, Series 2017-C1, Interest Only, 1.525% (b), 6/15/2050	18,858,880	946,803
Wells Fargo Commercial Mortgage Trust:
“A”, Series 2019-JWDR, 144A, 2.501% (b), 9/15/2031	200,000	173,085
“A2”, Series 2016-C34, 2.603%, 6/15/2049	97,326	96,874
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	116,302	112,666
“C”, Series 2021-SAVE, 144A, 1-month USD-LIBOR + 1.8%, 6.118% (b), 2/15/2040	2,330,732	2,084,974
“D”, Series 2021-SAVE, 144A, 1-month USD-LIBOR + 2.5%, 6.818% (b), 2/15/2040	909,022	802,492
WFRBS Commercial Mortgage Trust:
“B”, Series 2013-C13, 3.553%, 5/15/2045	4,000,000	3,929,988
“AS”, Series 2014-C24, 3.931%, 11/15/2047	240,000	228,710
Total Commercial Mortgage-Backed Securities (Cost $107,452,822)		100,720,004

Collateralized Mortgage Obligations 5.0%
Angel Oak Mortgage Trust, “A1”, Series 2020-1, 144A, 0.909%, 1/25/2066	616,805	503,555
Banc of America Mortgage Securities, Inc.:
“2A8”, Series 2003-J, 3.798% (b), 11/25/2033	120,054	106,704
“2A3”, Series 2005-J, 3.854% (b), 11/25/2035	65,369	56,832
“A15”, Series 2006-2, 6.0%, 7/25/2046	6,214	5,235
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,387,613	1,162,711
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 2.914% (b), 1/25/2034	248,691	208,722
BRAVO Residential Funding Trust, “A1”, Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 4.678% (b), 1/25/2070	1,454,474	1,435,992
Chase Mortgage Finance Corp.:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 5.278% (b), 2/25/2050	2,133,814	1,875,287
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 5.478% (b), 2/25/2050	1,112,005	923,256
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	411,285	346,974
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	300,780	253,952
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	884,070	703,868
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	2,030,479	1,568,188
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	872,956	698,100
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 5.578% (b), 12/25/2041	500,000	471,594
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 6.539% (b), 9/25/2031	12,052	12,023
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 6.689% (b), 8/25/2031	15,625	15,606
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 7.028% (b), 3/25/2042	250,000	249,065
Countrywide Home Loan Mortgage Pass Through Trust, “5A1”, Series 2005-HY10, 3.914% (b), 2/20/2036	22,535	17,273
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	68,173	65,634
CSMC Trust , “B4”, Series 2013-IVR3, 144A, 3.402% (b), 5/25/2043	1,166,301	825,650

Ellington Financial Mortgage Trust:
“A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	641,845	483,168
“A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,552,297	2,010,855
“A3”, Series 2020-2, 144A, 1.64%, 10/25/2065	907,825	808,229
Federal Home Loan Mortgage Corp., “PK”, Series 1751, 8.0%, 9/15/2024	10,542	10,647
Federal National Mortgage Association:
“DE”, Series 2014-18, 4.0%, 8/25/2042	295,080	284,849
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	1,158,693	135,622
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	51,787	9,569
“1A6”, Series 2007-W8, 6.693% (b), 9/25/2037	317,279	329,931
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 5.728% (b), 11/25/2041	1,200,000	1,127,018
“M2”, Series 2020-DNA6, 144A, 30-day average SOFR + 2.0%, 5.928% (b), 12/25/2050	2,612,838	2,594,735
“M2”, Series 2021-DNA3, 144A, 30-day average SOFR + 2.1%, 6.028% (b), 10/25/2033	500,000	490,237
“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 6.539% (b), 12/25/2030	1,076,434	1,057,502
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 6.839% (b), 3/25/2049	427,499	423,214
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 7.039% (b), 1/25/2049	64,232	63,831
FWD Securitization Trust:
“A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	664,739	590,860
“A1”, Series 2019-INV1, 144A, 2.81%, 6/25/2049	226,020	207,626
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	764,639	587,323
Government National Mortgage Association:
“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	10,004,510	1,422,327
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	135,439	32,278
GS Mortgage-Backed Securities Trust:
“A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	125,072	109,343
“B1”, Series 2020-PJ1, 144A, 3.625% (b), 5/25/2050	5,316,828	4,472,516
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,399,594	1,113,945
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	743,187	573,525
“A1”, Series 2022-NQM4, 144A, 4.767%, 6/25/2067	2,418,620	2,294,886
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 6.639% (b), 10/25/2057	2,657,237	2,588,342
JPMorgan Mortgage Trust:
“A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	1,100,282	1,020,006
“6A1”, Series 2005-A6, 4.25% (b), 8/25/2035	150,702	142,555
JPMorgan Wealth Management:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 5.478% (b), 3/25/2051	1,402,920	1,248,405
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 5.728% (b), 3/25/2051	710,415	617,418
“M4”, Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 6.678% (b), 3/25/2051	788,023	663,597
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 3.687% (b), 12/25/2034	5,573	5,201
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	284,500	249,174
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	472,215	363,320
Prudential Home Mortgage Securities Co., Inc., “4B”, Series 1994-A, 144A, 6.729% (b), 4/28/2024	240	235
Residential Accredit Loans, Inc., “A1”, Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products, Inc., “A4”, Series 2004-SL4, 7.0%, 7/25/2032	42,608	40,829
Sequoia Mortgage Trust, “B4”, Series 2013-2, 3.628% (b), 2/25/2043	859,416	788,957
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 6.489% (b), 9/25/2048	399,798	396,788

Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	465,851	427,347
Towd Point Mortgage Trust:
“M1”, Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,864,374
“M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,191,450
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	433,624	375,415
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	583,085	523,724
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	65,392	62,520
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	48,269	46,291
“A1”, Series 2019-INV2, 144A, 2.913%, 7/25/2059	129,896	125,275
“B1”, Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	2,893,434
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	196,362	189,354
Total Collateralized Mortgage Obligations (Cost $57,425,015)		49,564,394

Government & Agency Obligations 10.9%
Other Government Related (d) 0.6%
Corp. Andina de Fomento, 2.375%, 5/12/2023	4,000,000	3,954,428
Gazprom PJSC, 144A, 2.95%, 1/27/2029	2,000,000	1,400,000
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	483,625
Vnesheconombank:
144A, 5.942%, 11/21/2023*	500,000	21,640
144A, 6.025%, 7/5/2022*	1,500,000	71,610
		5,931,303
Sovereign Bonds 0.3%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,812,485
Paraguay Government International Bond, 144A, 4.625%, 1/25/2023	1,000,000	991,760
		2,804,245
U.S. Treasury Obligations 10.0%
U.S. Treasury Notes:
0.125%, 9/15/2023	23,500,000	22,762,871
0.25%, 5/31/2025	10,000,000	9,078,125
0.375%, 1/31/2026	5,000,000	4,448,633
0.5%, 4/30/2027	12,000,000	10,332,656
0.875%, 9/30/2026	15,000,000	13,318,946
1.625%, 10/31/2026	12,000,000	10,953,281
1.75%, 7/31/2024	20,000,000	19,130,469
2.25%, 11/15/2024	10,000,000	9,604,297
		99,629,278
Total Government & Agency Obligations (Cost $115,812,604)		108,364,826

Short-Term U.S. Treasury Obligations 0.1%
U.S. Treasury Bills:
1.9% (e), 4/20/2023 (f)	810,000	799,440
2.726% (e), 4/20/2023	100,000	98,696
4.362% (e), 4/20/2023	400,000	394,785
Total Short-Term U.S. Treasury Obligations (Cost $1,299,233)		1,292,921

	Shares	Value ($)

Exchange-Traded Funds 0.7%
SPDR Bloomberg Short Term High Yield Bond ETF (a) (Cost $7,374,035)	295,000	7,150,800

Common Stocks 0.0%
Information Technology
Answers Corp.* (g) (Cost $256,895)	2,220	0

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (h) (i) (Cost $11,765,140)	11,765,140	11,765,140

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.2% (h)	3,662,350	3,662,350
DWS ESG Liquidity Fund "Capital Shares", 4.47% (h)	12,336	12,335
Total Cash Equivalents (Cost $3,674,678)		3,674,685

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,071,326,730)	101.4	1,009,523,484
Other Assets and Liabilities, Net	(1.4)	(14,246,121)
Net Assets	100.0	995,277,363
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2022 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (h) (i)
5,138,953	6,626,187 (j)	—	—	—	20,702	—	11,765,140	11,765,140
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.2% (h)
18,006,322	79,296,048	93,640,020	—	—	86,691	—	3,662,350	3,662,350
DWS ESG Liquidity Fund "Capital Shares" , 4.47% (h)
12,215	117	—	—	3	115	—	12,336	12,335
23,157,490	85,922,352	93,640,020	—	3	107,508	—	15,439,826	15,439,825

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2022 amounted to $11,418,276, which is 1.1% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Perpetual, callable security with no stated maturity date.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At December 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
UFJ: United Financial of Japan
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2023	40	4,557,603	4,491,875	(65,728)
5 Year U.S. Treasury Note	USD	3/31/2023	455	49,159,662	49,108,008	(51,654)
Total unrealized depreciation						(117,382)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$564,343,169	$—	$564,343,169
Mortgage-Backed Securities Pass-Throughs	—	126,709	—	126,709
Asset-Backed (a)	—	162,520,836	—	162,520,836
Commercial Mortgage-Backed Securities	—	100,720,004	—	100,720,004
Collateralized Mortgage Obligations	—	49,564,394	—	49,564,394
Government & Agency Obligations (a)	—	108,364,826	—	108,364,826
Short-Term U.S. Treasury Obligations	—	1,292,921	—	1,292,921
Exchange-Traded Funds	7,150,800	—	—	7,150,800
Common Stocks	—	—	0	0
Short-Term Investments (a)	15,439,825	—	—	15,439,825
Total	$22,590,625	$986,932,859	$0	$1,009,523,484

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(117,382)	$—	$—	$(117,382)
Total	$(117,382)	$—	$—	$(117,382)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$ (117,382)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSDF-PH1
R-080548-2 (1/25)